SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 CNY (¥)
RMB
Cash and restricted cash | ¥	¥ 3,554,424						¥ 2,119,758
USD
Cash and restricted cash	12,769,100	$ 1,956,980
HKD
Cash and restricted cash	156,461		$ 185,909
JPY
Cash and restricted cash	2,265			¥ 35,821
EUR
Cash and restricted cash	1,175				€ 146
SGD
Cash and restricted cash	9,504					$ 1,927
PRC | RMB
Cash and restricted cash | ¥	3,528,438
PRC | USD
Cash and restricted cash		1,337,547
Hong Kong SAR | RMB
Cash and restricted cash | ¥	¥ 25,986
Hong Kong SAR | USD
Cash and restricted cash		511,405
Hong Kong SAR | HKD
Cash and restricted cash			$ 185,909
Hong Kong SAR | JPY
Cash and restricted cash | ¥				¥ 35,821
Hong Kong SAR | EUR
Cash and restricted cash | €					€ 146
US | USD
Cash and restricted cash		10,271
Singapore | USD
Cash and restricted cash		$ 97,757
Singapore | SGD
Cash and restricted cash						$ 1,927